Debt and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Debt and Warrants
10. Debt and Warrants
The Company entered into several Amended and Restated Credit Agreements with a lender. The Company is required to ensure the Mined Currency on deposit in a Mined Currency Account with the lender is at all times greater than or equal to a value equal to 50% of all Mined Currency, excluding amounts used for operating expenses of the Company in the ordinary course of business or other purposes consented to in writing. As of March 31, 2024 and December 31, 2023, the Company had 0.0 BTC, respectively, deposited within its Mined Currency Account with the lender and are included in cryptocurrencies on the accompanying consolidated balance sheets. The debt was recorded at fair value. The difference between the fair value and the stated principal amount will be accreted to interest expense over the term of the debt and recorded as debt discount on the consolidated balance sheet, netted against notes payable.
The Company entered into a deposit account control agreement with Customers Bank on March 28, 2022 (the “DACA”), which, in the event the Company defaults on its repayment of the 4th A&R Loan Agreement, would allow Blockchain to assume control of the Company’s bank account only with regard to any funds remaining outstanding under the 4th A&R Loan Agreement. There has been no indications of default on the 4th A&R Loan Agreement.
The Company entered into an account control agreement with Coinbase on July 31, 2023 (the “DACA V2”), which, in the event the Company defaults on its repayment of the 4th A&R Loan Agreement, would allow Blockchain to assume control of the Company’s cryptocurrency account only with regard to any funds remaining outstanding under the 4th A&R Loan Agreement. There has been no indications of default on the 4th A&R Loan Agreement.
Throughout 2022 and 2023, the Company completed private placements (the “bridge financings”) with certain accredited investors pursuant to which the Company issued promissory notes in the aggregate principal face amount of $19,868 (the “promissory notes”) and a recognition of warrant liability of $18,135. The promissory notes have an interest rate of 15.0% per annum and effective interest rate of 22.5%. Subject to mandatory or optional repayment of the promissory notes, the outstanding principal amount of the promissory notes, together with all accrued and unpaid interest thereon, is due after one year of commencement (the “maturity date”). Pursuant to that certain share purchase agreement (the “GEM Agreement”), dated September 9, 2022, among GRIID Holdco LLC, Adit, Global Yield LLC SCS (“GYBL”) and Gem Yield Bahamas Limited (the “Purchaser”), any proceeds the Company receives under the GEM Agreement must be used to repay $4.9 million in 2024 and $20.1 million in 2025. The promissory notes contain certain events of default, including, without limitation, non-payment,
breaches of certain covenants of the Company, bankruptcy and insolvency of the Company, or if the Company commences dissolution proceedings or otherwise ceases operations of its business. If an event of default occurs, the promissory notes may become due and payable.
In connection with the bridge financings, the Company issued to accredited investors warrants to purchase an aggregate of 3.79% of the issued and outstanding units of the Company on a fully-diluted basis at an exercise price of $0.01 per unit. In connection with the closing of the Merger, such warrants were automatically converted into Class B Units of the Company immediately prior to the effective time of the Merger and then were subsequently exchanged for merger consideration (i.e. shares of common stock of New GRIID) equal to an aggregate of 2.51% of the issued and outstanding shares of common stock of New GRIID, on a fully diluted basis after giving effect to the Merger. Throughout 2023, the Company modified the notes to extend the dates for these bridge loans in the amount of $1,205. These notes were accounted for as a troubled debt restructuring. In December 2023, the Company modified a large portion of the bridge financing agreements to extend the terms out further to mature on June 30, 2025. These modifications also had additional warrants at various totals issued of 539,165 at an exercise price of $0.01 per unit. The Company recorded these modifications as debt extinguishment and recorded a loss on debt extinguishment of $25,081.
On September 8, 2022, the Company entered into the Purchase Agreement with GYBL and the Purchaser. Pursuant to the Purchase Agreement, beginning December 29, 2023 (the “Public Listing Date”) and ending on the
3-year
anniversary of the Public Listing Date, the Company will have the option to issue and sell to the Purchaser, and the Purchaser agrees to purchase from the Company common shares having an aggregate value of up to $200 million (the “Purchased Put”). The purchases and sales of shares of the Company will be made by delivery to the Purchaser of Draw Down Notices. The Company, in its sole discretion, may issue a Draw Down Notice for a specified amount of shares and the Purchaser shall pay a per share amount equal to 92% of the average Daily Closing Price during the Draw Down Pricing Period. Under the Purchase Agreement, the Company is obligated to pay a commitment fee to the Purchaser equal to 2% of the $200 million limit. The commitment fee is due on each draw and may be paid in cash from the proceeds of the draw down or in tradeable common shares of the Company valued at the Daily Closing Price at the time of such draw down. For avoidance of doubt, the commitment fee shall be payable regardless of whether any draw down notices have been delivered. Further, it was noted that on the Public Listing Date, the Company executed a warrant granting the Purchaser the right to purchase common shares with an expiration date that is the third anniversary of the Public Listing Date (the “Warrants”). The issued warrants are exercisable for 1,733,726 common shares at an exercise price of $4.84 per share. The value of the warrants as of March 31, 2024 was $471 (see Note 11). The warrants are exercisable for a number of common shares that is equal to 2% of the total equity interest outstanding immediately after the completion of the public listing. Since the public listing date was not until January 2024 and due to the unknown nature of what the warrants outstanding would have been in 2022, the warrants were not included in the computation of diluted EPS in 2022.
On December 29, 2023, the Company and EarlyBird Capital, Inc. (“EarlyBird”) entered into an amendment (the “Amendment”) to the Underwriting Agreement. Among other things, the amendment modified the amount of the deferred underwriting commission payable to EarlyBird to $4,687, which includes reimbursement of EarlyBird’s legal expenses in an amount of $150,000. The note incurs monthly interest at 8% and the capitalized interest as of December 31, 2023 was $3. The maturity date is December 29, 2024, and at this time if the note is not paid in full, interest will start to accrue at 15%.
For the three months ended March 31, 2024 and 2023, respectively, the Company recognized total interest expense related to total Notes Payable of $6,955 and $6,594, respectively, which included amortization of the debt discount associated with the aforementioned warrants and supplemental warrants of $3,353 and $906, respectively. Amortization on the 4th A&R Loan Agreement was $1,129 and $1,028 for March 31, 2024 and 2023, respectively.
Aggregate annual future maturities of the Loans as of March 31, 2024 were as follows:

Year	Total
2024	$9,317
2025	72,671
2026	—

Total	$81,988
Less: Unamortized debt discount	(13,760)
Plus: Capitalized interest	10,462

Total U.S. dollar notes payable, net	$78,690

10. Debt and Warrants
On November 19, 2021 (the “Third Amendment Closing Date”), the Company entered into a Third Amended and Restated Credit Agreement (the “3rd A&R Loan Agreement”) for an aggregate amount up to $535,375, consisting of (i) First Tranche Loans outstanding under the 2nd A&R Loan Agreement in an aggregate principal amount equal to $44,375 and an additional First Tranche Loan on or about the Closing Date of $2,000; (ii) a Second Tranche Loan of $89,000; (iii) a Third Tranche Loan of $200,000 and; (iv) a Fourth Tranche Loan of $200,000 (collectively the “Third Amendment Loans”), each with a maturity date of September 23, 2025. The proceeds of the initial Second Tranche Draw will be used to purchase components of Digital Currency Miners and related assets and fund operations under an agreement with the lender (the “Hosting Agreement”). Under the Hosting Agreement, in exchange for the Company building and managing bitcoin mining sites (the “hosted bitcoin mining sites”) and also mining bitcoin from the hosted bitcoin mining sites, the lender will receive the bitcoin mined, less a hosting fee paid back to the Company. The loans under the 3rd A&R Loan Agreement may be prepaid at any time, subject to an early termination fee of (a) with respect to the First Tranche Loans, Second Tranche Loans and Third Tranche Loans, 15% of the interest payable that would have been accrued in respect of the prepaid Third Amendment Loan amount for the period from the date of the prepayment until the maturity date and (b) with respect to the Fourth Tranche Loans, either (i) to the extent the payment is made on or prior to the first anniversary of the date of borrowing or (ii) to the extent the payment is made after the first anniversary of the date of borrowing and on or prior to the second anniversary of the date of borrowing, 30% of the interest that would have been accrued with respect to the prepaid Third Amendment Loan amount for the period from the date of the prepayment until the maturity date or (iii) otherwise 15% of the interest payable that would have been accrued with respect to the prepaid Third Amendment Loan amount for the period from the date of the prepayment until the maturity date. Amounts repaid under the Third Amendment Loan may not be reborrowed. The 3rd A&R Loan Agreement contains affirmative, negative, reporting, and financial covenants, which are subject to certain exceptions and materiality thresholds. The Company’s obligations under the 3rd A&R Loan Agreement are secured by substantially all the Company’s assets.
In connection with the 3rd A&R Loan Agreement, the Company will issue to the lender, the right to receive warrants (the “Supplemental Warrants”), exercisable for shares of Common Stock, subject to certain conditions set forth in the Third Amendment. The total number of Supplemental Warrants to be issued shall be based upon the total borrowings under the Second, Third, and Fourth Tranches of the Third Amendment Loans, such that the number of Supplemental Warrants to be issued to the lender when added to the number of shares of Common Stock to be received by the lender at the closing of the merger in exchange for its existing warrants will range from 1.85% to 3% of the fully diluted equity of Adit immediately following the closing of the Merger (after taking into account all stockholder redemptions), or 2.25% if the Company fails to draw down any of these tranches. The Company executed and delivered the Supplemental Warrants upon the consummation of the merger that occurred December 29, 2023. The Supplemental Warrants have a strike price equal to $10.00, or otherwise, consistent with the Company’s most recent 409A valuation at the time of execution and delivery of the Supplemental Warrant agreement. Up to 75% of the Supplemental Warrants shall be freely transferrable other than to Disqualified Institutions, as defined in the Third Amendment, and any remainder will be freely transferrable to lenders and their affiliates.
On May 2, 2022, the Company drew down an additional $6,000 under the 3rd A&R Loan Agreement. The proceeds of this draw were to purchase components of Digital Currency Miners and related assets and fund operations under an agreement with the lender (the “Hosting Agreement”). Interest on this debt is due monthly at 7%, payable monthly, and the amount is due upon maturity of the debt.
On June 8, 2022, the Company drew down $1,531 under the note for the payment for miner chip agreement (see Note 15). This amount was paid directly to the supplier upon execution of the purchase orders and the Company recorded this amount as additional debt per the agreement. Interest on this debt is due monthly at 11%, payable monthly, and the amount is due upon maturity of the debt.
The Company is required to always ensure the Mined Currency on deposit in a Mined Currency Account, each as defined in the 3rd A&R Loan Agreement, with the lender is greater than or equal to a value equal to 50% of all Mined Currency, excluding amounts used for operating expenses of the Company in the ordinary course of business or other purposes consented to in writing. As of December 31, 2023 and 2022, the Company had 3.440 BTC and 3.067 BTC, respectively, deposited within its Mined Currency Account with the lender and are included in cryptocurrencies on the accompanying consolidated balance sheets.
On June 9 and 11, 2022, the Company received letters from Blockchain Access UK Ltd. (“Blockchain”) asserting that the Company was in default of its obligations under the 3rd A&R Loan Agreement and purporting to cancel Blockchain’s commitments under the 3rd A&R Loan Agreement and accelerate the Company’s indebtedness thereunder.
On October 9, 2022, the Company entered into the Fourth Amended and Restated Credit Agreement (the “4th A&R Loan Agreement”) with Blockchain. Pursuant to the 4th A&R Loan Agreement, the loan has a principal of $57,433 and will mature on September 23, 2025. Interest will be payable in kind at the applicable rate (10%) until the Cash Interest Payment Commencement Date. There are no covenant arrangements, except for monthly and quarterly reporting.
Pursuant to the 4th A&R Loan Agreement, the debt was recorded at fair value. The difference between the fair value and the stated principal amount will be accreted to interest expense over the term of the debt and recorded as debt discount on the consolidated balance sheet, netted against notes payable.
In connection with the 4th A&R Loan Agreement, GRIID Holdco LLC issued a warrant (the “Blockchain Warrant”) to an affiliate of Blockchain exercisable for 1,377,778 Class B Units of GRIID Holdco LLC with a strike price of $0.01, which number of Class B Units adjusted immediately prior to the closing of the merger transaction such that the number of Class B Units, when exchanged for merger consideration, will be equal to 10% of the issued and outstanding common stock of GRIID Infrastructure Inc. immediately following the closing of the merger. Since the merger transaction consummated on December 29, 2023, management has performed this analysis only assuming that the Blockchain Warrant will convert into GRIID Infrastructure Inc. common shares.
The Company accounted for the 4th A&R Loan Agreement as a debt extinguishment under ASC
470-50.
This transaction resulted in a loss on extinguishment of debt of $51,079 and recognition of a warrant liability of $49,421 on October 9th. The 4th A&R Loan Agreement provides for a restructured senior secured term loan (the “Loan”) in the amount of $57,433, which represents the outstanding obligations under the 3rd A&R Loan Agreement after giving effect to the 4th A&R Loan Agreement. Blockchain does not have any commitment to extend additional credit to the Company under the 4th A&R Loan Agreement. The Company used the enterprise value method to determine the fair value of the Loan and calculate the debt extinguishment. In connection with the entry into the 4th A&R Loan Agreement, Blockchain waived any potential defaults under the 3rd A&R Loan Agreement.
The Company entered into a deposit account control agreement (the “DACA”), which, in the event the Company defaults on its repayment of the 4th A&R Loan Agreement, would allow Blockchain to assume control of the Company’s bank account only with regard to any funds remaining outstanding under the 4th A&R Loan Agreement. There has been no indications of default on the 4th A&R Loan Agreement (see exhibit 10.33).
The Company entered into an account control agreement (the “DACA V2”), which, in the event the Company defaults on its repayment of the 4th A&R Loan Agreement, would allow Blockchain to assume control of the Company’s cryptocurrency account only with regard to any funds remaining outstanding under the 4th A&R Loan Agreement. There has been no indications of default on the 4th A&R Loan Agreement (see exhibit 10.34).
Throughout 2022 and 2023, the Company completed private placements (the “bridge financings”) with certain accredited investors pursuant to which the Company issued promissory notes in the aggregate principal face amount of $19,868 (the “promissory notes”) and a recognition of warrant liability of $18,135. The promissory notes have an interest rate of 15.0% per annum and effective interest rate of 22.5%. Subject to mandatory or optional repayment of the promissory notes, the outstanding principal amount of the promissory notes, together with all accrued and unpaid interest thereon, is due after one year of commencement (the “maturity date”). Pursuant to that certain share purchase agreement (the “Purchase Agreement”), dated September 9, 2022, among GRIID Holdco LLC, Adit, Global Yield LLC SCS (“GYBL”) and Gem Yield Bahamas Limited (the “Purchaser”), any proceeds the Company receives under the Share Purchase Agreement must be used to repay $4.9 million in 2024 and $20.1 million in 2025.
The promissory notes contain certain events of default, including, without limitation, non-payment,
breaches of certain covenants of the Company, bankruptcy and insolvency of the Company, or if the Company commences dissolution proceedings or otherwise ceases operations of its business. If an event of default occurs, the promissory notes may become due and payable.
In connection with the bridge financings, the Company entered into warrant purchase agreements with each of the accredited investors pursuant to which the Company issued to such accredited investors warrants to purchase an aggregate of 3.79% of the issued and outstanding units of the Company on a fully-diluted basis at an exercise price of $0.01 per unit. In connection with the closing of the Merger, such warrants were automatically converted into Class B Units of the Company immediately prior to the effective time of the Merger and then were subsequently exchanged for merger consideration (i.e. shares of common stock of New GRIID) equal to an aggregate of 2.51% of the issued and outstanding shares of common stock of New GRIID, on a fully diluted basis after giving effect to the Merger. Throughout 2023, the Company modified the notes to extend the dates for these bridge loans in the amount of $1,205. These notes were accounted for as a troubled debt restructuring. In December 2023, the Company modified a large portion of the bridge financing agreements to extend the terms out further to mature on June 30, 2025. These modifications also had additional warrants at various totals issued of 539,165 at an exercise price of $0.01 per unit. The Company recorded these modifications as debt extinguishment and recorded a loss on debt extinguishment of $25,081.
On September 8, 2022, the Company entered into the Purchase Agreement with GYBL and the Purchaser. Pursuant to the Purchase Agreement, beginning December 29, 2023 (the “Public Listing Date”) and ending on the
3-year
anniversary of the Public Listing Date, the Company will have the option to issue and sell to the Purchaser, and the Purchaser agrees to purchase from the Company common shares having an aggregate value of up to $200 million (the “Purchased Put”). The purchases and sales of shares of the Company will be made by delivery to the Purchaser of Draw Down Notices. The Company, in its sole discretion, may issue a Draw Down Notice for a specified amount of shares and the Purchaser shall pay a per share amount equal to 92% of the average Daily Closing Price during the Draw Down Pricing Period. Once the Private Company becomes public, the Company shall pay a commitment fee to the Purchaser equal to 2% of the $200 million limit. The commitment fee will be due on each draw and may be paid in cash from the proceeds of the draw down or in tradeable common shares of the Company valued at the Daily Closing Price at the time of such draw down. For avoidance of doubt, the commitment fee shall be payable regardless of whether any draw down notices have been delivered. Further, it was noted that on the Public Listing Date, the Company shall execute a warrant granting the Purchaser the right to purchase common shares with an expiration date that is the third anniversary of the Public Listing Date (the “Warrants”). The contingently issuable warrants will be exercisable for a number of common shares equal to 2% of the total equity interests following completion of the public listing. The merger completed on December 29, 2023 and as a result, the Company issued the Warrants which are exercisable for 1,733,726 shares of common stock at an exercise price of $4.84 per share. The value of the warrants as of December 31, 2023 was $3,838 (see Note 11). The warrants are exercisable for a number of common shares that is equal to 2% of the total equity interest outstanding immediately after the completion of the public listing. Since the public listing date was not until January 2024 and due to the unknown nature of what the warrants outstanding would have been in 2022, the warrants were not included in the computation of diluted EPS in 2022.
On December 29, 2023, the Company and EarlyBird Capital, Inc. (“EarlyBird”) entered into an amendment (the “Amendment”) to the Underwriting Agreement. Among other things, the amendment modified the amount of the deferred underwriting commission payable to EarlyBird to $4,687, which includes reimbursement of EarlyBird’s legal expenses in an amount of $150,000. The note incurs monthly interest at 8% and the capitalized interest as of December 31, 2023 was $3. The maturity date is December 29, 2024, and at this time if the note is not paid in full, interest will start to accrue at 15%.
For the year ended December 31, 2023 and 2022, the Company recognized total interest expense related to the Notes Payable of $14,061 and $5,230, respectively, which included amortization of the debt discount associated with the aforementioned warrants and supplemental warrants of $9,758 and $906, respectively. Amortization on the 4th A&R Loan Agreement was $4,303 and $4,324 for December 31, 2023 and 2022, respectively.
Aggregate annual future maturities of the Loans as of December 31, 2023 are as follows:

Year	Total
2024	$9,392
2025	72,596
2026	—

Total	$81,988
Less: Unamortized debt discount	(18,232)
Plus: Capitalized interest	7,992

Total U.S. dollar notes payable, net	$71,748